Summary of Significant Accounting Policies (Details) - USD ($)			2 Months Ended	9 Months Ended		12 Months Ended
	Mar. 02, 2021	Feb. 25, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unrecognized tax benefits			$ 380,000			$ 380,000	$ 380,000	$ 169,000
Unrecognized tax benefits accrued for interest and penalties			27,000			27,000	8,000
Cash subject to federal depository insurance			250,000	$ 250,000	$ 250,000	250,000	250,000
Stock dividend (in shares)	0.1
Restricted cash current			50,000	105,000	112,000	50,000	273,000
Prepaid expenses current			991,000	1,307,000		$ 991,000	1,097,000
Software development costs period of amortization						2 years
Impairment of capitalized software development costs				0	0	$ 0	0
Impairment of long lived assets held for use				0	0	0	0
Allocated overhead costs platform operations				961,000	913,000	1,201,000	1,183,000
Advertising costs				236,000	111,000	149,000	200,000
Allocated overhead costs sales and marketing				1,639,000	1,718,000	2,257,000	2,252,000
Allocated overhead costs technology and development				572,000	634,000	801,000	887,000
Allocated overhead costs general and administration				217,000	$ 230,000	298,000	$ 342,000
Professional fees payable current				731,000
Mcap Acquisition Corp [Member]
Cash	$ 2,431,242			797,602
Cash equivalents	0			0
Unrecognized tax benefits	0		0	0		0
Unrecognized tax benefits accrued for interest and penalties	0		0	0		0
Offering costs			96,500	363,379
Cash subject to federal depository insurance	250,000		$ 250,000	250,000		$ 250,000
Stock dividend (in shares)		718,750
Prepaid expenses current	881,294			$ 454,364
Mcap Acquisition Corp [Member] | IPO [Member]
Offering costs	$ 17,853,629
Class A Common Stock Subject to Redemption | Mcap Acquisition Corp [Member]
Temporary Equity, Shares Outstanding	31,625,000		0	31,625,000		0
Common Class B [Member]
Stock dividend (in shares)		0.1
Common Class B [Member] | Mcap Acquisition Corp [Member]
Shares Subject To Forfeiture			1,031,250			1,031,250
Stock dividend (in shares)	0.1	0.1	0.1